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                                                       Rule 497(e)
                                                       Registration No. 33-65632




                              SCHRODER SERIES TRUST

                              PROSPECTUS SUPPLEMENT

                TO INVESTOR SHARES PROSPECTUS DATED MARCH 1, 1997

                          AS REVISED SEPTEMBER 12, 1997



The second full paragraph on page 18 of the Prospectus is amended to read as follows:

         "Schroder Fund Advisors Inc., Schroder, or their affiliates may, at their own expense and out of their own assets, provide compensation to dealers or other financial intermediaries in connection with sales of Trust shares or shareholder servicing. In some instances, this compensation may be made available only to certain dealers or other financial intermediaries who have sold or are expected to sell significant amounts of shares of the Trust. If you purchase or sell shares through a financial intermediary, the intermediary may charge a fee for its services. Consult your financial intermediary for information."




The second sentence of the first paragraph under the heading "Schroder Small Capitalization Value Fund" on page 9 of the Prospectus is amended to read as follows:

         "The Fund invests primarily in equity securities of companies having relatively small market capitalization (generally less than $1.5 billion) that Schroder believes have potential for capital appreciation."






December 24, 1997




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                                                       Rule 497(e)
                                                       Registration No. 33-65632



                              SCHRODER SERIES TRUST

                              PROSPECTUS SUPPLEMENT

                TO ADVISOR SHARES PROSPECTUS DATED JUNE 17, 1997

                           AS REVISED OCTOBER 8, 1997



The second sentence of the first paragraph under the heading "Schroder Small Capitalization Value Fund" on page 7 of the Prospectus is amended to read as follows:

         "The Fund invests primarily in equity securities of companies having relatively small market capitalization (generally less than $1.5 billion) that Schroder believes have potential for capital appreciation."








December 24, 1997








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